Contingencies (Details Textual) - INR (₨) ₨ in Millions			1 Months Ended	3 Months Ended			12 Months Ended		60 Months Ended
	Jul. 08, 2025	Feb. 28, 2022	Jan. 31, 2020	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2016	Mar. 31, 2026	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2025	Sep. 15, 2017	Sep. 13, 2017	Aug. 08, 2017	Jul. 27, 2017	Mar. 31, 2008	Mar. 31, 2006
Disclosure of contingent liabilities [line items]
Other provisions				₨ 7,659			₨ 7,659			₨ 6,324
Demand made by Indian Sales Tax Authorities to the company				482			482
Payments under protest		₨ 123
Provision For Tax Demand From GST Authorities				31			31
Notice Received From Commissioner Of Goods And Services Tax India Alleging That the Company Irregularly Availed Input tax Credit			₨ 307
General and administrative expense				1,141	₨ 695		1,836
Cardiovascular [Member]
Disclosure of contingent liabilities [line items]
Other provisions				521			521			₨ 479
Issued Notice Demanding Payment By NPPA	₨ 776													₨ 776
Deposit Made On Demand												₨ 100
Bank Guarantee											₨ 676
Amount Directed to be Deposited by Court													₨ 100
Bank Guarantee Directed by Delhi High Court to be Furnished											₨ 676
Increase on maximum retail price	10.00%
Issued Notice Demanding Payment By Nppa, Recomputed	₨ 664
Fuel Surcharge Adjustments [Member]
Disclosure of contingent liabilities [line items]
Other provisions				₨ 219			₨ 219
Total amount approved by APERC for collection regarding FSA charges									₨ 482
Payments under protest								₨ 354
Fuel and energy expense						₨ 55
Norfloxacin, India litigation [Member]
Disclosure of contingent liabilities [line items]
Amount discharged against Penalty																₨ 77
Percentage of amount discharged against penalty							50.00%
Issued Notice Demanding Payment By NPPA																₨ 285
Additional deposit amount against penalty															₨ 30